Employee Pension and Other Postretirement Benefits Expected Future Benefit Payments and Receipts (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Pension Benefits [Member]
Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2014	$ 163
2015	178
2016	194
2017	212
2018	231
Years 2019 to 2023	1,464
Other Benefits [Member]
Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2014	35
2015	37
2016	40
2017	42
2018	46
Years 2019 to 2023	262
Prescription Drug Subsidy Receipts, Fiscal Year Maturity [Abstract]
2014
2015
2016
2017
2018
Years 2019 to 2023	$ 2